Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/15
Transaction Month	7
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:	$1,199,066,043.18

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%	April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%	April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%	April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%	November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%	June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%	June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%	July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$7,394,559.19	0.0318731	$-	-	$7,394,559.19
Class A-2-A Notes	$186,000,000.00	1.0000000	$175,352,971.91	0.9427579	$10,647,028.09
Class A-2-B Notes	$230,000,000.00	1.0000000	$216,834,320.11	0.9427579	$13,165,679.89
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$944,464,559.19	0.8078768	$913,257,292.02	0.7811827	$31,207,267.17

Weighted Avg. Coupon (WAC)	3.17%		3.16%
Weighted Avg. Remaining Maturity (WARM)	53.28		52.33
Pool Receivables Balance	$1,014,580,045.03		$982,296,932.22
Remaining Number of Receivables	57,521		56,742

Adjusted Pool Balance	$985,232,804.66		$954,025,537.49

III. COLLECTIONS

Principal:
Principal Collections	$30,742,172.63
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$850,334.87
Total Principal Collections	$31,592,507.50

Interest:
Interest Collections	$2,706,883.40
Late Fees & Other Charges	$51,833.91
Interest on Repurchase Principal
Total Interest Collections	$2,758,717.31

Collection Account Interest	$2,001.84
Reserve Account Interest	$202.03
Servicer Advances	$-

Total Collections	$34,353,428.68

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/15
Transaction Month	7
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$34,353,428.68
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$34,353,428.68

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$845,483.37	$-	$845,483.37	$845,483.37
Collection Account Interest					$2,001.84
Late Fees & Other Charges					$51,833.91
Total due to Servicer					$899,319.12

2. Class A Noteholders Interest:
Class A-1 Notes		$2,169.07		$2,169.07
Class A-2-A Notes		$106,950.00		$106,950.00
Class A-2-B Notes		$84,997.78		$84,997.78
Class A-3 Notes		$362,133.33		$362,133.33
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$649,391.51		$649,391.51	$649,391.51

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	$36,146.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	$68,942.50

Available Funds Remaining:					$32,699,629.05

7. Regular Principal Distribution Amount:					$31,207,267.17

		Distributable Amount		Paid Amount
Class A-1 Notes				$7,394,559.19
Class A-2-A Notes				$10,647,028.09
Class A-2-B Notes				$13,165,679.89
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$31,207,267.17		$31,207,267.17
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$31,207,267.17		$31,207,267.17

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,492,361.88

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$29,347,240.37
Beginning Period Amount	$29,347,240.37
Current Period Amortization	$1,075,845.64
Ending Period Required Amount	$28,271,394.73
Ending Period Amount	$28,271,394.73
Next Distribution Date Required Amount	$27,215,242.87

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/15
Transaction Month	7
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.14%	4.27%	4.27%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.97%	56,157	98.73%	$969,792,444.47
30 - 60 Days	0.78%	445	0.97%	$9,484,100.79
61 - 90 Days	0.17%	96	0.21%	$2,098,345.44
91 + Days	0.08%	44	0.09%	$922,041.52
		56,742		$982,296,932.22
Total
Delinquent Receivables 61 + days past due	0.25%	140	0.31%	$3,020,386.96
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	165	0.35%	$3,506,722.31
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.23%	137	0.28%	$2,894,621.49
Three-Month Average Delinquency Ratio	0.26%		0.31%

Repossession in Current Period		57		$1,305,051.43
Repossession Inventory		119		$814,497.05

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,540,940.18
Recoveries				$(850,334.87)
Net Charge-offs for Current Period				$690,605.31

Beginning Pool Balance for Current Period				$1,014,580,045.03

Net Loss Ratio				0.82%
Net Loss Ratio for 1st Preceding Collection Period				0.95%
Net Loss Ratio for 2nd Preceding Collection Period				1.14%
Three-Month Average Net Loss Ratio for Current Period				0.97%

Cumulative Net Losses for All Periods				$4,573,611.60
Cumulative Net Losses as a % of Initial Pool Balance				0.37%

Principal Balance of Extensions				$4,743,732.80
Number of Extensions				208